Schedule of Investments
(unaudited)
September 30, 2025
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 6.8%
ANZ Group Holdings Ltd. ........ 41,184 $ 904,341
APA Group
(a)
................. 19,661 115,423
Aristocrat Leisure Ltd. ........... 7,564 350,164
ASX Ltd. ................... 2,595 100,574
BHP Group Ltd. ............... 69,329 1,936,721
BlueScope Steel Ltd. ........... 6,188 92,949
Brambles Ltd. ................ 18,789 308,284
CAR Group Ltd. ............... 5,423 131,892
Cochlear Ltd. ................ 890 164,014
Coles Group Ltd. .............. 17,849 274,747
Commonwealth Bank of Australia ... 22,853 2,523,739
Computershare Ltd. ............ 6,829 164,072
Evolution Mining Ltd.
(b)
.......... 27,224 194,067
Fortescue Ltd. ................ 23,167 286,911
Glencore plc ................. 136,667 629,437
Goodman Group .............. 27,870 603,971
Insurance Australia Group Ltd. ..... 31,637 171,433
Lottery Corp. Ltd. (The) .......... 31,292 121,512
Macquarie Group Ltd. ........... 4,947 718,057
Medibank Pvt Ltd. ............. 39,811 126,830
National Australia Bank Ltd. ....... 41,691 1,216,201
Northern Star Resources Ltd. ...... 18,805 293,646
Origin Energy Ltd. ............. 23,032 190,071
Pro Medicus Ltd. .............. 788 160,433
Qantas Airways Ltd. ............ 9,766 70,567
QBE Insurance Group Ltd. ....... 20,355 276,996
REA Group Ltd. ............... 698 106,737
Rio Tinto Ltd. ................ 5,238 422,513
Rio Tinto plc ................. 15,413 1,015,754
Santos Ltd. .................. 44,512 197,672
Scentre Group ................ 71,493 192,843
SGH Ltd. ................... 2,902 95,795
Sigma Healthcare Ltd. .......... 65,019 127,685
Sonic Healthcare Ltd. ........... 6,446 91,300
South32 Ltd. ................. 60,074 108,897
Stockland
(a)
.................. 32,967 133,326
Suncorp Group Ltd. ............ 15,288 204,977
Telstra Group Ltd. ............. 56,069 178,755
Transurban Group
(a)
............ 41,417 377,883
Vicinity Ltd. .................. 52,854 88,056
Washington H Soul Pattinson & Co.
Ltd. ..................... 4,577 116,534
Wesfarmers Ltd. .............. 15,567 946,992
Westpac Banking Corp. ......... 46,673 1,202,523
WiseTech Global Ltd. ........... 2,704 161,654
Woodside Energy Group Ltd. ...... 25,463 384,516
Woolworths Group Ltd. .......... 16,221 286,269
18,567,733
Austria — 0.2%
Erste Group Bank AG ........... 4,248 417,589
Mondi plc ................... 5,529 76,478
OMV AG ................... 1,883 100,605
Verbund AG ................. 1,058 77,057
671,729
Belgium — 0.8%
Ageas SA ................... 2,197 152,376
Anheuser-Busch InBev SA/NV ..... 13,426 802,562
D'ieteren Group ............... 260 48,802
Elia Group SA/NV ............. 609 70,358
Groupe Bruxelles Lambert NV ..... 948 84,583
KBC Group NV ............... 3,196 383,005
Lotus Bakeries NV ............. 6 56,614
Security
Shares
Shares Value
Belgium (continued)
Sofina SA ................... 198 $ 58,544
Syensqo SA ................. 973 78,996
UCB SA .................... 1,699 474,250
2,210,090
Brazil — 0.0%
Yara International ASA .......... 2,102 77,047
Chile — 0.1%
Antofagasta plc ............... 5,333 198,334
China — 0.7%
BOC Hong Kong Holdings Ltd. ..... 52,500 245,951
Prosus NV , Class N ............ 17,800 1,258,728
SITC International Holdings Co. Ltd. . 21,000 80,848
Wharf Holdings Ltd. (The) ........ 13,000 37,186
Wilmar International Ltd. ......... 27,900 61,701
Yangzijiang Shipbuilding Holdings Ltd. 32,700 85,552
1,769,966
Denmark — 1.9%
AP Moller - Maersk A/S , Class A .... 44 86,310
AP Moller - Maersk A/S , Class B .... 49 96,323
Carlsberg A/S , Class B .......... 1,312 152,714
Coloplast A/S , Class B .......... 1,730 149,109
Danske Bank A/S .............. 9,006 384,687
Demant A/S
(b)
................ 1,295 45,082
DSV A/S .................... 2,804 560,157
Genmab A/S
(b)
................ 847 261,340
Novo Nordisk A/S , Class B ....... 43,981 2,448,935
Novonesis (Novozymes) , Class B ... 4,751 292,396
Orsted A/S
(b) (c) (d)
............... 2,152 37,433
Pandora A/S ................. 1,075 140,554
ROCKWOOL A/S , Class B
(b)
...... 1,323 49,323
Tryg A/S .................... 4,481 113,769
Vestas Wind Systems A/S ........ 13,458 256,015
5,074,147
Finland — 1.1%
Elisa OYJ ................... 1,966 103,192
Fortum OYJ ................. 6,103 115,839
Kesko OYJ , Class B ............ 4,029 85,745
Kone OYJ , Class B ............ 4,608 314,308
Metso OYJ .................. 8,391 115,664
Neste OYJ .................. 6,128 112,594
Nokia OYJ .................. 69,768 335,500
Nordea Bank Abp ............. 43,000 707,943
Orion OYJ , Class B ............ 1,378 105,794
Sampo OYJ , Class A ........... 33,412 384,136
Stora Enso OYJ , Class R ........ 8,474 93,256
UPM-Kymmene OYJ ........... 7,194 197,019
Wartsila OYJ Abp .............. 6,909 207,233
2,878,223
France — 9.2%
Accor SA ................... 2,525 119,964
Aeroports de Paris SA .......... 494 65,445
Air Liquide SA ................ 7,917 1,649,560
Airbus SE ................... 8,130 1,898,566
Alstom SA
(b)
................. 4,923 128,817
Amundi SA
(c) (d)
................ 804 63,898
Arkema SA .................. 729 46,225
AXA SA .................... 24,339 1,167,177
BioMerieux .................. 551 73,954
BNP Paribas SA .............. 13,881 1,269,595
Bollore SE .................. 9,369 53,133
Bouygues SA ................ 2,421 109,196

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
France (continued)
Bureau Veritas SA ............. 4,661 $ 146,194
Capgemini SE ................ 2,223 324,286
Carrefour SA ................. 8,252 125,057
Cie de Saint-Gobain SA ......... 6,087 659,536
Cie Generale des Etablissements
Michelin SCA .............. 9,309 335,252
Covivio SA .................. 816 54,998
Credit Agricole SA ............. 14,235 280,516
Danone SA .................. 8,849 771,042
Dassault Aviation SA ........... 262 88,261
Dassault Systemes SE .......... 9,045 304,283
Edenred SE ................. 3,130 74,540
Eiffage SA .................. 938 120,175
Engie SA ................... 24,873 534,683
EssilorLuxottica SA ............ 4,137 1,347,644
FDJ United
(c) (d)
................ 1,761 59,050
Gecina SA .................. 601 60,376
Getlink SE .................. 4,327 79,788
Hermes International SCA ........ 433 1,064,764
Ipsen SA ................... 501 67,272
Kering SA ................... 1,020 341,799
Klepierre SA ................. 2,812 109,780
Legrand SA ................. 3,584 595,521
L'Oreal SA .................. 3,283 1,426,421
LVMH Moet Hennessy Louis Vuitton SE 3,409 2,097,835
Orange SA .................. 25,249 409,563
Pernod Ricard SA ............. 2,785 274,185
Publicis Groupe SA ............ 3,048 293,319
Renault SA .................. 2,518 103,536
Rexel SA ................... 2,854 93,963
Safran SA ................... 4,938 1,752,343
Sartorius Stedim Biotech ......... 392 79,887
Societe Generale SA ........... 9,869 657,042
Sodexo SA .................. 1,160 73,189
Teleperformance SE ............ 744 55,572
Thales SA ................... 1,288 407,155
TotalEnergies SE .............. 27,934 1,701,422
Unibail-Rodamco-Westfield ....... 1,692 178,192
Veolia Environnement SA ........ 8,500 289,867
Vinci SA .................... 6,731 935,420
25,019,258
Germany — 9.3%
adidas AG .................. 2,349 497,710
Allianz SE (Registered) .......... 5,268 2,216,388
BASF SE ................... 12,081 603,618
Bayer AG (Registered) .......... 13,455 447,932
Bayerische Motoren Werke AG .... 3,884 391,458
Beiersdorf AG ................ 1,343 140,526
Brenntag SE ................. 1,639 98,213
Commerzbank AG
(e)
............ 10,435 395,090
Continental AG ............... 1,571 103,931
Covestro AG
(b)
................ 2,428 166,190
CTS Eventim AG & Co. KGaA ..... 904 88,750
Daimler Truck Holding AG ........ 6,627 274,037
Deutsche Bank AG (Registered) .... 25,173 891,522
Deutsche Boerse AG ........... 2,591 693,847
Deutsche Lufthansa AG (Registered) 8,000 67,898
Deutsche Post AG ............. 13,055 583,393
Deutsche Telekom AG (Registered) . 47,667 1,623,989
E.ON SE ................... 30,834 580,773
Evonik Industries AG ........... 3,255 56,601
Fresenius Medical Care AG ....... 3,012 159,147
Fresenius SE & Co. KGaA ........ 5,771 322,515
GEA Group AG ............... 1,958 144,759
Hannover Rueck SE ............ 829 250,158
Security
Shares
Shares Value
Germany (continued)
Heidelberg Materials AG ......... 1,840 $ 415,924
Henkel AG & Co. KGaA ......... 1,415 105,031
Hensoldt AG ................. 870 113,311
Infineon Technologies AG ........ 17,741 695,982
Knorr-Bremse AG ............. 1,050 98,793
LEG Immobilien SE ............ 1,015 80,893
Mercedes-Benz Group AG ........ 9,732 613,408
Merck KGaA ................. 1,744 226,275
MTU Aero Engines AG .......... 725 334,470
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,790 1,142,869
Nemetschek SE ............... 833 108,708
Rational AG ................. 65 49,672
Rheinmetall AG ............... 627 1,466,660
RWE AG ................... 8,571 381,227
SAP SE .................... 14,260 3,818,361
Scout24 SE
(c) (d)
............... 1,035 129,848
Siemens AG (Registered) ........ 10,379 2,802,102
Siemens Energy AG
(b)
........... 9,289 1,092,192
Siemens Healthineers AG
(c) (d)
...... 4,688 253,931
Symrise AG ................. 1,882 163,678
Talanx AG ................... 915 121,995
Vonovia SE .................. 10,290 321,581
Zalando SE
(b) (c) (d)
.............. 3,171 97,312
25,432,668
Hong Kong — 1.9%
AIA Group Ltd. ............... 145,154 1,391,151
CK Asset Holdings Ltd. .......... 28,159 136,377
CK Infrastructure Holdings Ltd. ..... 9,000 59,048
CLP Holdings Ltd. ............. 22,283 184,376
Futu Holdings Ltd. , ADR ......... 778 135,302
Hang Seng Bank Ltd. ........... 9,574 145,687
Henderson Land Development Co. Ltd. 22,836 80,439
HKT Trust & HKT Ltd.
(a)
.......... 50,100 74,074
Hong Kong & China Gas Co. Ltd. ... 155,220 134,699
Hong Kong Exchanges & Clearing Ltd. 15,207 863,310
Hongkong Land Holdings Ltd. ..... 16,000 101,280
Jardine Matheson Holdings Ltd. .... 2,300 145,146
Link REIT ................... 34,540 177,466
MTR Corp. Ltd.
(e)
.............. 24,000 81,278
Power Assets Holdings Ltd. ....... 18,500 117,098
Prudential plc ................ 35,369 495,156
Sino Land Co. Ltd. ............. 57,311 72,460
Sun Hung Kai Properties Ltd. ...... 21,000 251,192
Swire Pacific Ltd. , Class A ........ 5,000 42,374
Techtronic Industries Co. Ltd. ...... 20,500 262,056
WH Group Ltd.
(c) (d)
............. 116,500 126,164
Wharf Real Estate Investment Co. Ltd. 21,953 64,823
5,140,956
Ireland — 0.4%
AerCap Holdings NV ........... 2,447 296,087
AIB Group plc ................ 29,179 266,017
Bank of Ireland Group plc ........ 13,611 225,362
Kerry Group plc , Class A ......... 2,233 201,590
Kingspan Group plc ............ 2,111 176,503
1,165,559
Israel — 0.9%
Azrieli Group Ltd. .............. 562 55,750
Bank Hapoalim BM ............ 16,723 339,932
Bank Leumi Le-Israel BM ........ 19,879 391,668
Check Point Software Technologies
Ltd.
(b)
.................... 1,183 244,774
Elbit Systems Ltd. ............. 383 194,849

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Israel (continued)
ICL Group Ltd. ................ 9,888 $ 61,743
Israel Discount Bank Ltd. , Class A .. 16,481 162,828
Mizrahi Tefahot Bank Ltd. ........ 2,214 145,473
Nice Ltd.
(b)
.................. 915 132,551
Nova Ltd.
(b)
.................. 392 124,654
Phoenix Financial Ltd. .......... 2,872 107,539
Teva Pharmaceutical Industries Ltd. ,
ADR
(b)
................... 15,868 320,534
Wix.com Ltd.
(b)
................ 722 128,249
2,410,544
Italy — 3.2%
Banca Mediolanum SpA
(b)
........ 2,980 59,853
Banca Monte dei Paschi di Siena SpA
(b)
26,963 239,922
Banco BPM SpA .............. 15,402 231,161
BPER Banca SpA ............. 20,466 227,626
Coca-Cola HBC AG ............ 2,963 139,790
Davide Campari-Milano NV ....... 7,832 49,526
Enel SpA ................... 111,208 1,053,867
Eni SpA .................... 28,444 497,659
Ferrari NV .................. 1,726 836,628
FinecoBank Banca Fineco SpA .... 8,534 185,219
Generali .................... 11,491 451,596
Infrastrutture Wireless Italiane SpA
(c) (d)
3,219 37,828
Intesa Sanpaolo SpA ........... 194,992 1,290,686
Leonardo SpA ................ 5,393 345,080
Moncler SpA ................. 3,170 186,565
Nexi SpA
(c) (d)
................. 7,451 42,212
Poste Italiane SpA
(c) (d)
........... 6,379 151,635
Prysmian SpA ................ 3,850 383,158
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,589 96,985
Ryanair Holdings plc ........... 11,364 332,084
Snam SpA .................. 28,096 168,695
Telecom Italia SpA
(b)
............ 174,826 91,599
Terna - Rete Elettrica Nazionale .... 18,553 188,285
UniCredit SpA ................ 19,069 1,451,058
Unipol Assicurazioni SpA ......... 4,534 97,470
8,836,187
Japan — 21.8%
Advantest Corp. ............... 10,500 1,038,899
Aeon Co. Ltd. ................ 30,500 370,217
AGC, Inc. ................... 3,000 97,837
Aisin Corp. .................. 6,800 117,437
Ajinomoto Co., Inc. ............. 12,400 355,498
ANA Holdings, Inc. ............. 2,000 38,639
Asahi Group Holdings Ltd. ........ 20,400 244,574
Asahi Kasei Corp. ............. 15,500 121,826
Asics Corp. .................. 9,600 251,208
Astellas Pharma, Inc. ........... 24,600 268,140
Bandai Namco Holdings, Inc. ...... 7,900 262,845
Bridgestone Corp. ............. 7,800 360,502
Canon, Inc. .................. 11,800 344,361
Capcom Co. Ltd. .............. 4,900 133,040
Central Japan Railway Co. ....... 10,500 301,031
Chiba Bank Ltd. (The) ........... 7,900 82,811
Chubu Electric Power Co., Inc. ..... 9,300 129,159
Chugai Pharmaceutical Co. Ltd. .... 9,100 403,444
Dai Nippon Printing Co. Ltd. ...... 5,400 91,826
Daifuku Co. Ltd. ............... 4,400 140,817
Dai-ichi Life Holdings, Inc. ........ 47,700 375,216
Daiichi Sankyo Co. Ltd. .......... 23,539 529,632
Daikin Industries Ltd. ........... 3,600 414,944
Daito Trust Construction Co. Ltd. ... 3,500 76,794
Daiwa House Industry Co. Ltd. ..... 7,600 272,954
Security
Shares
Shares Value
Japan (continued)
Daiwa Securities Group, Inc. ...... 18,700 $ 151,958
Denso Corp. ................. 24,000 345,400
Disco Corp. .................. 1,300 407,603
East Japan Railway Co. ......... 13,000 317,965
Eisai Co. Ltd. ................ 3,400 114,862
ENEOS Holdings, Inc. .......... 36,350 230,212
FANUC Corp.
(e)
............... 12,500 359,212
Fast Retailing Co. Ltd. .......... 2,600 789,651
Fuji Electric Co. Ltd. ............ 1,800 120,661
FUJIFILM Holdings Corp. ........ 15,200 377,998
Fujikura Ltd. ................. 3,500 342,359
Fujitsu Ltd. .................. 24,200 567,692
Hankyu Hanshin Holdings, Inc. ..... 3,600 106,161
Hikari Tsushin, Inc. ............. 300 83,571
Hitachi Ltd. .................. 62,500 1,655,817
Honda Motor Co. Ltd.
(e)
.......... 53,700 554,148
Hoya Corp.
(e)
................. 4,700 649,871
Hulic Co. Ltd. ................ 5,900 64,631
Idemitsu Kosan Co. Ltd. ......... 10,425 71,324
IHI Corp.
(b)
.................. 14,000 260,740
Inpex Corp. .................. 12,200 219,669
Isuzu Motors Ltd.
(e)
............. 7,400 93,265
ITOCHU Corp. ............... 16,200 921,754
Japan Airlines Co. Ltd. .......... 2,200 44,298
Japan Exchange Group, Inc. ...... 14,100 157,454
Japan Post Bank Co. Ltd. ........ 24,300 297,552
Japan Post Holdings Co. Ltd. ...... 24,000 238,207
Japan Post Insurance Co. Ltd. ..... 2,400 68,018
Japan Tobacco, Inc. ............ 16,200 531,312
JFE Holdings, Inc. ............. 7,100 87,125
Kajima Corp. ................. 5,900 171,955
Kansai Electric Power Co., Inc. (The) 13,000 185,950
Kao Corp. ................... 6,500 283,277
Kawasaki Heavy Industries Ltd.
(b)
... 2,100 138,599
Kawasaki Kisen Kaisha Ltd. ....... 4,700 66,829
KDDI Corp. .................. 43,200 688,976
Keyence Corp. ............... 2,656 989,522
Kikkoman Corp. ............... 8,500 71,982
Kirin Holdings Co. Ltd. .......... 9,800 143,581
Kobe Bussan Co. Ltd. ........... 2,000 55,121
Komatsu Ltd. ................ 12,800 445,916
Konami Group Corp. ........... 1,400 201,967
Kubota Corp. ................ 13,100 164,594
Kyocera Corp. ................ 17,500 235,090
Kyowa Kirin Co. Ltd. ............ 2,900 45,334
Lasertec Corp. ............... 1,000 136,805
LY Corp. .................... 41,200 132,252
M3, Inc. .................... 6,500 105,224
Makita Corp. ................. 3,200 103,716
Marubeni Corp. ............... 19,600 489,063
MatsukiyoCocokara & Co. ........ 4,900 99,534
MEIJI Holdings Co. Ltd. ......... 3,000 62,206
MinebeaMitsumi, Inc. ........... 4,400 82,679
Mitsubishi Chemical Group Corp. ... 17,800 102,246
Mitsubishi Corp.
(e)
............. 44,300 1,056,086
Mitsubishi Electric Corp. ......... 26,200 672,914
Mitsubishi Estate Co. Ltd. ........ 14,700 337,862
Mitsubishi HC Capital, Inc. ........ 10,500 86,737
Mitsubishi Heavy Industries Ltd. .... 43,800 1,146,207
Mitsubishi UFJ Financial Group, Inc. . 155,860 2,514,237
Mitsui & Co. Ltd. .............. 33,700 836,812
Mitsui Fudosan Co. Ltd. ......... 35,700 388,634
Mitsui OSK Lines Ltd.
(e)
.......... 4,700 142,690
Mizuho Financial Group, Inc. ...... 34,470 1,158,739
MonotaRO Co. Ltd. ............ 3,700 53,719

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
MS&AD Insurance Group Holdings, Inc. 17,200 $ 389,510
Murata Manufacturing Co. Ltd. ..... 22,300 423,344
NEC Corp. .................. 17,600 563,360
Nexon Co. Ltd. ............... 4,300 94,366
Nidec Corp. ................. 12,000 213,298
Nintendo Co. Ltd. .............. 15,000 1,297,789
Nippon Building Fund, Inc. ........ 108 101,876
Nippon Paint Holdings Co. Ltd. ..... 12,100 82,551
Nippon Sanso Holdings Corp. ..... 2,200 77,915
Nippon Steel Corp. ............. 65,500 269,778
Nippon Yusen KK
(e)
............ 6,000 204,751
Nissan Motor Co. Ltd.
(b)
.......... 32,600 79,282
Nissin Foods Holdings Co. Ltd. .... 3,100 58,390
Nitori Holdings Co. Ltd. .......... 6,000 116,012
Nitto Denko Corp. ............. 9,600 227,566
Nomura Holdings, Inc. .......... 41,500 304,140
Nomura Research Institute Ltd. .... 5,010 192,344
NTT, Inc. ................... 410,300 428,895
Obayashi Corp. ............... 9,600 157,570
Obic Co. Ltd. ................. 4,400 153,355
Olympus Corp. ............... 16,300 206,081
Oracle Corp. Japan ............ 500 51,052
Oriental Land Co. Ltd. .......... 15,000 361,096
ORIX Corp. .................. 16,100 422,560
Osaka Gas Co. Ltd. ............ 4,500 130,336
Otsuka Corp. ................ 3,400 70,972
Otsuka Holdings Co. Ltd. ........ 6,000 319,985
Pan Pacific International Holdings
Corp. .................... 26,000 171,182
Panasonic Holdings Corp. ........ 31,200 338,648
Rakuten Group, Inc.
(b)
........... 22,500 145,905
Recruit Holdings Co. Ltd. ........ 18,300 983,879
Renesas Electronics Corp. ....... 23,700 272,673
Resona Holdings, Inc. .......... 28,600 291,643
Ryohin Keikaku Co. Ltd.
(b)
........ 6,800 135,301
Sanrio Co. Ltd.
(b)
.............. 2,600 122,044
SBI Holdings, Inc. ............. 3,845 167,402
SCREEN Holdings Co. Ltd. ....... 1,000 90,612
SCSK Corp.
(e)
................ 2,600 77,826
Secom Co. Ltd.
(e)
.............. 5,800 212,787
Sekisui Chemical Co. Ltd. ........ 5,000 93,083
Sekisui House Ltd. ............. 8,200 186,489
Seven & i Holdings Co. Ltd. ....... 28,220 378,668
SG Holdings Co. Ltd. ........... 4,700 48,548
Shimadzu Corp. ............... 3,200 80,696
Shimano, Inc. ................ 1,000 111,759
Shin-Etsu Chemical Co. Ltd. ...... 22,800 746,553
Shionogi & Co. Ltd. ............ 10,100 177,961
Shiseido Co. Ltd. .............. 5,200 88,766
SMC Corp. .................. 800 247,274
SoftBank Corp. ............... 391,700 576,112
SoftBank Group Corp. .......... 13,000 1,640,347
Sompo Holdings, Inc. ........... 12,000 370,987
Sony Financial Group, Inc.
(b)
...... 83,700 92,821
Sony Group Corp. ............. 83,700 2,406,099
Subaru Corp. ................ 7,900 160,997
Sumitomo Corp. .............. 14,500 419,528
Sumitomo Electric Industries Ltd. ... 9,700 276,004
Sumitomo Metal Mining Co. Ltd. .... 3,600 115,902
Sumitomo Mitsui Financial Group, Inc. 50,400 1,417,897
Sumitomo Mitsui Trust Group, Inc. .. 8,600 249,607
Sumitomo Realty & Development Co.
Ltd. ..................... 4,300 189,670
Suntory Beverage & Food Ltd. ..... 1,800 56,257
Suzuki Motor Corp. ............ 22,300 324,663
Security
Shares
Shares Value
Japan (continued)
Sysmex Corp. ................ 7,300 $ 90,245
T&D Holdings, Inc.
(e)
............ 6,400 156,440
Taisei Corp.
(e)
................ 2,000 137,435
Takeda Pharmaceutical Co. Ltd. .... 21,971 645,297
TDK Corp. .................. 26,400 382,293
Terumo Corp. ................ 18,100 298,587
TIS, Inc. .................... 2,900 95,657
Toho Co. Ltd. ................ 1,300 83,568
Tokio Marine Holdings, Inc. ....... 25,200 1,066,543
Tokyo Electron Ltd. ............ 6,200 1,099,055
Tokyo Gas Co. Ltd. ............ 4,300 152,902
Tokyo Metro Co. Ltd.
(e)
.......... 4,900 56,160
Tokyu Corp. ................. 6,600 80,490
TOPPAN Holdings, Inc. .......... 3,200 81,991
Toray Industries, Inc. ........... 20,500 130,785
Toyota Industries Corp. .......... 2,300 258,677
Toyota Motor Corp. ............ 129,400 2,485,317
Toyota Tsusho Corp. ............ 9,400 260,214
Trend Micro, Inc. .............. 1,600 87,572
Unicharm Corp. ............... 15,300 99,258
West Japan Railway Co. ......... 5,400 118,411
Yakult Honsha Co. Ltd.
(e)
......... 3,200 52,182
Yamaha Motor Co. Ltd. .......... 12,600 94,339
Yokogawa Electric Corp. ......... 3,000 86,096
Yokohama Financial Group, Inc. .... 14,300 109,482
Zensho Holdings Co. Ltd. ........ 1,200 78,393
ZOZO, Inc. .................. 5,100 46,862
59,450,211
Luxembourg — 0.2%
ArcelorMittal SA ............... 6,554 236,441
CVC Capital Partners plc
(c) (e)
...... 2,805 48,979
Eurofins Scientific SE ........... 1,673 122,006
407,426
Macau — 0.1%
Galaxy Entertainment Group Ltd. ... 31,000 170,449
Sands China Ltd. .............. 34,000 94,476
264,925
Mexico — 0.0%
Fresnillo plc ................. 2,964 94,548
Netherlands — 4.4%
ABN AMRO Bank NV , CVA
(c) (d)
..... 7,898 253,364
Adyen NV
(b) (c) (d)
............... 341 548,696
Aegon Ltd. .................. 18,108 145,987
Akzo Nobel NV ............... 2,403 171,497
Argenx SE
(b)
................. 834 616,201
ASM International NV ........... 644 388,428
ASML Holding NV ............. 5,378 5,244,556
ASR Nederland NV ............ 2,223 151,274
BE Semiconductor Industries NV ... 968 144,939
Euronext NV
(c) (d)
............... 1,052 157,496
EXOR NV ................... 1,282 125,477
Heineken Holding NV ........... 1,633 112,127
Heineken NV ................ 3,973 311,122
IMCD NV ................... 786 81,467
ING Groep NV ................ 41,485 1,087,561
JDE Peet's NV ............... 2,150 78,878
Koninklijke Ahold Delhaize NV ..... 12,392 501,436
Koninklijke KPN NV ............ 52,756 253,204
Koninklijke Philips NV ........... 10,482 287,145
NN Group NV ................ 3,602 254,004
Randstad NV ................ 1,394 59,439
Universal Music Group NV ....... 14,637 422,972

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Netherlands (continued)
Wolters Kluwer NV ............. 3,265 $ 445,672
11,842,942
New Zealand — 0.3%
Auckland International Airport Ltd. .. 20,098 91,868
Contact Energy Ltd. ............ 12,205 64,396
Fisher & Paykel Healthcare Corp. Ltd. 8,184 175,790
Infratil Ltd. .................. 13,576 97,302
Meridian Energy Ltd. ........... 21,015 67,862
Xero Ltd.
(b)
.................. 2,231 232,794
730,012
Norway — 0.6%
Aker BP ASA ................. 3,973 100,832
DNB Bank ASA ............... 12,240 333,614
Equinor ASA ................. 10,668 260,151
Gjensidige Forsikring ASA ........ 2,659 78,139
Kongsberg Gruppen ASA
(b)
....... 6,012 192,128
Mowi ASA ................... 5,916 125,157
Norsk Hydro ASA .............. 20,399 138,695
Orkla ASA ................... 9,492 99,237
Salmar ASA ................. 1,063 56,842
Telenor ASA ................. 8,005 132,831
1,517,626
Poland — 0.0%
InPost SA
(b)
.................. 3,238 39,865
Portugal — 0.2%
Banco Comercial Portugues SA , Class
R
(b)
..................... 115,324 102,378
EDP SA .................... 42,813 203,189
Galp Energia SGPS SA , Class B ... 5,384 102,026
Jeronimo Martins SGPS SA ....... 3,761 91,562
499,155
Singapore — 1.8%
CapitaLand Ascendas REIT ....... 54,490 117,916
CapitaLand Integrated Commercial
Trust .................... 83,022 147,442
CapitaLand Investment Ltd. ....... 34,892 72,870
DBS Group Holdings Ltd. ........ 29,053 1,152,178
Genting Singapore Ltd. .......... 80,400 45,836
Grab Holdings Ltd. , Class A
(b)
...... 32,060 193,001
Keppel Ltd. .................. 19,002 131,527
Oversea-Chinese Banking Corp. Ltd. 45,835 584,379
Sea Ltd. , ADR, Class A
(b)
......... 5,235 935,652
Sembcorp Industries Ltd. ........ 13,500 63,075
Singapore Airlines Ltd. .......... 20,200 102,119
Singapore Exchange Ltd. ........ 10,800 138,644
Singapore Technologies Engineering
Ltd. ..................... 22,981 153,456
Singapore Telecommunications Ltd. . 105,050 335,852
STMicroelectronics NV .......... 9,496 268,404
United Overseas Bank Ltd. ....... 16,659 447,385
4,889,736
South Africa — 0.2%
Anglo American plc ............ 15,319 577,639
South Korea — 0.0%
Delivery Hero SE
(b) (c) (d)
........... 2,437 69,977
Spain — 3.4%
Acciona SA .................. 310 62,291
ACS Actividades de Construccion y
Servicios SA
(b)
.............. 2,423 194,223
Aena SME SA
(b) (c) (d)
............ 10,387 283,973
Security
Shares
Shares Value
Spain (continued)
Amadeus IT Group SA .......... 6,113 $ 485,921
Banco Bilbao Vizcaya Argentaria SA . 78,407 1,510,874
Banco de Sabadell SA .......... 69,409 270,918
Banco Santander SA ........... 204,609 2,147,232
Bankinter SA ................. 8,897 140,647
CaixaBank SA ................ 53,270 562,633
Cellnex Telecom SA
(c) (d)
.......... 6,676 231,239
EDP Renovaveis SA
(b)
.......... 4,841 63,981
Endesa SA .................. 4,163 132,991
Grifols SA , Class A ............. 4,641 67,569
Iberdrola SA ................. 87,113 1,648,991
Industria de Diseno Textil SA ...... 14,885 823,793
Redeia Corp. SA .............. 5,101 98,489
Repsol SA .................. 16,049 285,387
Telefonica SA ................ 49,477 254,619
9,265,771
Sweden — 3.0%
AddTech AB , Class B ........... 3,671 119,419
Alfa Laval AB ................ 3,903 178,232
Assa Abloy AB , Class B ......... 13,534 471,090
Atlas Copco AB , Class A ......... 36,711 622,544
Atlas Copco AB , Class B ......... 21,295 320,436
Beijer Ref AB , Class B .......... 5,135 80,269
Boliden AB
(b)
................. 4,023 164,212
Epiroc AB , Class A ............. 9,207 194,913
Epiroc AB , Class B ............. 5,023 95,027
EQT AB .................... 5,088 176,459
Essity AB , Class B ............. 8,233 215,203
Evolution AB
(c) (d)
............... 1,973 162,425
Fastighets AB Balder , Class B
(b)
.... 9,053 64,869
H & M Hennes & Mauritz AB , Class B
(e)
7,298 136,427
Hexagon AB , Class B ........... 28,983 345,859
Holmen AB , Class B ............ 1,214 46,125
Industrivarden AB , Class A ....... 1,637 65,034
Industrivarden AB , Class C ....... 2,215 87,921
Indutrade AB ................. 3,968 91,294
Investment AB Latour , Class B ..... 1,900 45,114
Investor AB , Class B ............ 23,749 743,447
L E Lundbergforetagen AB , Class B . 1,010 52,480
Lifco AB , Class B .............. 3,251 110,078
Nibe Industrier AB , Class B ....... 21,733 85,899
Saab AB , Class B ............. 4,277 262,788
Sagax AB , Class B ............. 2,795 58,392
Sandvik AB .................. 14,494 404,896
Securitas AB , Class B ........... 6,541 98,593
Skandinaviska Enskilda Banken AB ,
Class A .................. 20,521 402,367
Skanska AB , Class B ........... 4,565 118,489
SKF AB , Class B .............. 4,656 115,800
Svenska Cellulosa AB SCA , Class B . 7,777 102,940
Svenska Handelsbanken AB , Class A 20,326 265,206
Swedbank AB , Class A .......... 11,816 356,674
Swedish Orphan Biovitrum AB
(b)
.... 2,865 87,578
Tele2 AB , Class B ............. 7,161 122,157
Telefonaktiebolaget LM Ericsson , Class
B ...................... 38,270 317,105
Telia Co. AB ................. 33,357 127,256
Trelleborg AB , Class B .......... 2,734 102,219
Volvo AB , Class B ............. 21,700 624,040
8,241,276
Switzerland — 5.0%
ABB Ltd. (Registered) ........... 21,305 1,541,701
Alcon AG ................... 6,703 504,165
Avolta AG ................... 1,276 69,674

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Switzerland (continued)
Baloise Holding AG (Registered) ... 570 $ 141,073
Banque Cantonale Vaudoise
(Registered) ............... 383 45,385
Barry Callebaut AG (Registered)
(e)
.. 48 66,106
Belimo Holding AG (Registered) .... 132 138,825
BKW AG ................... 269 57,695
Chocoladefabriken Lindt & Spruengli
AG ..................... 15 229,330
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 2 300,942
Cie Financiere Richemont SA
(Registered) ............... 7,341 1,409,225
DSM-Firmenich AG ............ 2,637 224,984
EMS-Chemie Holding AG (Registered) 104 73,889
Galderma Group AG ............ 1,812 320,362
Geberit AG (Registered) ......... 458 345,882
Givaudan SA (Registered) ........ 125 509,880
Helvetia Holding AG (Registered) ... 517 127,048
Julius Baer Group Ltd. .......... 2,751 191,559
Kuehne + Nagel International AG
(Registered) ............... 677 126,692
Logitech International SA (Registered) 2,068 227,477
Lonza Group AG (Registered) ..... 947 633,201
Partners Group Holding AG ....... 315 412,149
Sandoz Group AG ............. 5,653 337,160
Schindler Holding AG ........... 548 208,391
Schindler Holding AG (Registered) .. 330 119,410
SGS SA (Registered) ........... 2,269 235,794
SIG Group AG ................ 3,869 40,125
Sika AG (Registered) ........... 2,034 456,753
Sonova Holding AG (Registered) ... 661 181,317
Straumann Holding AG (Registered) . 1,490 159,736
Swatch Group AG (The) ......... 432 81,647
Swiss Life Holding AG (Registered) .. 395 426,447
Swiss Prime Site AG (Registered) ... 1,045 146,393
Swisscom AG (Registered) ....... 347 252,217
UBS Group AG (Registered) ...... 43,385 1,783,712
VAT Group AG
(c) (d)
............. 367 146,494
Zurich Insurance Group AG ....... 1,978 1,413,842
13,686,682
United Kingdom — 11.6%
3i Group plc ................. 13,210 728,175
Admiral Group plc ............. 3,586 161,848
Ashtead Group plc ............. 5,847 392,108
Associated British Foods plc ...... 4,514 124,728
AstraZeneca plc .............. 21,176 3,244,187
Auto Trader Group plc
(c) (d)
........ 12,142 128,988
Aviva plc ................... 40,461 374,297
BAE Systems plc .............. 41,133 1,144,996
Barclays plc ................. 193,195 994,051
Barratt Redrow plc ............. 20,143 105,976
BP plc ..................... 217,064 1,246,306
British American Tobacco plc ...... 28,539 1,517,913
BT Group plc ................. 80,917 208,175
Bunzl plc ................... 4,578 144,698
Centrica plc ................. 65,512 147,113
CK Hutchison Holdings Ltd. ....... 36,159 237,564
Coca-Cola Europacific Partners plc
(b)
. 2,908 263,925
Coca-Cola Europacific Partners plc .. 254 22,964
Compass Group plc ............ 23,281 793,551
DCC plc .................... 1,285 82,718
Diageo plc .................. 30,150 721,420
Entain plc ................... 8,144 96,250
Halma plc ................... 5,038 234,523
Hikma Pharmaceuticals plc ....... 2,182 50,090
Security
Shares
Shares Value
United Kingdom (continued)
HSBC Holdings plc ............ 238,200 $ 3,361,745
Imperial Brands plc ............ 10,623 451,280
Informa plc .................. 18,006 223,028
InterContinental Hotels Group plc ... 2,002 242,063
International Consolidated Airlines
Group SA ................. 17,042 89,188
Intertek Group plc ............. 2,023 128,772
J Sainsbury plc ............... 23,850 107,235
JD Sports Fashion plc ........... 32,430 41,749
Kingfisher plc ................ 25,675 106,956
Land Securities Group plc ........ 9,146 71,735
Legal & General Group plc ....... 77,444 248,743
Lloyds Banking Group plc ........ 807,819 914,116
London Stock Exchange Group plc .. 6,584 755,074
M&G plc .................... 31,798 108,441
Marks & Spencer Group plc ....... 28,799 141,292
Melrose Industries plc ........... 17,233 141,877
National Grid plc .............. 67,263 966,480
NatWest Group plc ............. 111,683 788,856
Next plc .................... 1,580 263,392
Pearson plc ................. 8,279 117,736
Phoenix Group Holdings plc ...... 9,423 81,764
Reckitt Benckiser Group plc ....... 9,351 720,046
RELX plc ................... 24,962 1,192,655
Rentokil Initial plc .............. 34,051 172,494
Rolls-Royce Holdings plc ........ 115,379 1,854,632
Sage Group plc (The) ........... 12,796 189,822
Schroders plc ................ 10,539 53,480
Segro plc ................... 17,699 156,389
Severn Trent plc .............. 3,499 121,998
Smith & Nephew plc ............ 11,036 200,164
Smiths Group plc .............. 4,286 135,888
Spirax Group plc .............. 1,052 96,872
SSE plc .................... 15,449 362,367
Standard Chartered plc .......... 26,914 522,335
Tesco plc ................... 90,160 540,391
Unilever plc .................. 33,505 1,980,435
United Utilities Group plc ......... 9,235 142,669
Vodafone Group plc ............ 271,630 315,879
Whitbread plc ................ 2,415 104,778
Wise plc , Class A
(b)
............. 8,872 123,678
WPP plc .................... 16,245 80,977
31,586,035
United States — 8.9%
Amrize Ltd.
(b)
................. 7,016 343,053
CSL Ltd. .................... 6,592 867,153
CyberArk Software Ltd.
(b)
......... 650 314,047
Experian plc ................. 12,641 634,922
Ferrovial SE ................. 7,032 403,920
GSK plc .................... 56,091 1,204,385
Haleon plc .................. 123,282 554,791
Holcim AG .................. 6,894 588,228
James Hardie Industries plc , CDI
(b)
.. 7,821 145,153
Monday.com Ltd.
(b)
............. 556 107,692
Nestle SA (Registered) .......... 34,982 3,212,580
Novartis AG (Registered) ........ 25,963 3,338,281
QIAGEN NV ................. 2,932 130,777
Roche Holding AG ............. 10,025 3,343,753
Sanofi SA ................... 15,067 1,426,753
Schneider Electric SE ........... 7,487 2,107,382
Shell plc .................... 80,498 2,869,032
Spotify Technology SA
(b)
......... 2,092 1,460,216
Stellantis NV
(b)
................ 26,982 250,435
Swiss Re AG ................. 4,094 760,366

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Tenaris SA .................. 5,253 $ 94,124
24,157,043
Total Common Stocks — 98.0%
(Cost: $ 183,705,602 ) ............................. 266,773,310
Preferred Securities
Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG
(Preference) ............... 734 68,370
Dr. Ing h c F Porsche AG (Preference)
(c)
1,487 72,094
Henkel AG & Co. KGaA (Preference) 2,223 179,366
Porsche Automobil Holding SE
(Preference) ............... 2,184 86,066
Sartorius AG (Preference) ........ 342 79,952
Volkswagen AG (Preference) ...... 2,806 304,142
789,990
Total Preferred Securities — 0.3%
(Cost: $ 827,570 ) ................................ 789,990
Rights
Belgium — 0.0%
Sofina SA ( Expires 10/02/25 , Strike
Price EUR 223.00 )
(b)
.......... 144 321
Denmark — 0.0%
Orsted A/S ( Expires 10/02/25 , Strike
Price DKK 66.60 )
(b)
.......... 32,280 32,138
Total Rights — 0.0%
(Cost: $ 53,041 ) ................................ 32,459
Total Long-Term Investments — 98 .3%
(Cost: $ 184,586,213 ) ............................. 267,595,759
Short-Term Securities
Money Market Funds — 0.9%
(f)(g)
BlackRock Cash Funds: Institutional,
SL Agency Shares , 4.26%
(h)
..... 1,362,431 1,363,111
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.01% ...... 1,001,096 1,001,096
Total Short-Term Securities — 0 .9%
(Cost: $ 2,364,344 ) .............................. 2,364,207
Total Investments — 99.2%
(Cost: $ 186,950,557 ) ............................. 269,959,966
Other Assets Less Liabilities — 0.8% ................... 2,192,594
Net Assets — 100.0% .............................. $ 272,152,560
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
All or a portion of this security is on loan.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock International Index V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,129,310 $ 234,184
(a)
$ — $ (314) $ (69) $ 1,363,111 1,362,431 $ 3,615
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 95,759 905,337
(a)
— — — 1,001,096 1,001,096 13,002 —
$ (314) $ (69) $ 2,364,207 $ 16,617 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock International Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ....................................................... 4 12/11/25 $ 606 $ 5,084
SPI 200 Index ............................................................ 3 12/18/25 440 1,514
EURO STOXX 50 Index ..................................................... 26 12/19/25 1,691 19,371
FTSE 100 Index ........................................................... 7 12/19/25 890 11,707
$ 37,676
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 18,567,733 $ — $ 18,567,733
Austria .............................................. — 671,729 — 671,729
Belgium ............................................. — 2,210,090 — 2,210,090
Brazil ............................................... — 77,047 — 77,047
Chile ............................................... — 198,334 — 198,334
China ............................................... 118,034 1,651,932 — 1,769,966
Denmark ............................................. — 5,074,147 — 5,074,147
Finland .............................................. — 2,878,223 — 2,878,223
France .............................................. — 25,019,258 — 25,019,258
Germany ............................................ 166,190 25,266,478 — 25,432,668
Hong Kong ........................................... 278,956 4,862,000 — 5,140,956
Ireland .............................................. 296,087 869,472 — 1,165,559
Israel ............................................... 693,557 1,716,987 — 2,410,544
Italy ................................................ — 8,836,187 — 8,836,187
Japan ............................................... 393,489 59,056,722 — 59,450,211
Luxembourg .......................................... — 407,426 — 407,426
Macau .............................................. — 264,925 — 264,925
Mexico .............................................. — 94,548 — 94,548
Netherlands ........................................... — 11,842,942 — 11,842,942
New Zealand .......................................... 243,652 486,360 — 730,012
Norway .............................................. — 1,517,626 — 1,517,626

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock International Index V.I. Fund

Level 1 Level 2 Level 3 Total
Poland .............................................. $ — $ 39,865 $ — $ 39,865
Portugal ............................................. — 499,155 — 499,155
Singapore ............................................ 1,128,653 3,761,083 — 4,889,736
South Africa ........................................... — 577,639 — 577,639
South Korea .......................................... — 69,977 — 69,977
Spain ............................................... 132,991 9,132,780 — 9,265,771
Sweden ............................................. — 8,241,276 — 8,241,276
Switzerland ........................................... — 13,686,682 — 13,686,682
United Kingdom ........................................ 22,964 31,563,071 — 31,586,035
United States .......................................... 1,881,955 22,275,088 — 24,157,043
Preferred Securities ....................................... — 789,990 — 789,990
Rights ................................................ 32,459 — — 32,459
Short-Term Securities
Money Market Funds ...................................... 2,364,207 — — 2,364,207
$ 7,753,194 $ 262,206,772 $ — $ 269,959,966
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 20,885 $ 16,791 $ — $ 37,676
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)